Note F - Note Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31,	December 31,
	2023	2022
Accounts receivable	$3,985,988	$2,096,569
Allowance for doubtful accounts	(623,785)	(573,785)
Accounts receivable, net of allowances for doubtful accounts	$3,362,203	$1,522,784

	December 31,
	2022	2021

Accounts receivable	$2,096,569	$1,234,411
Loss on foreign currency	-	(50,000)
Allowance for doubtful accounts	(573,785)	(213,785)
Accounts receivable, net of allowances for doubtful accounts	$1,522,784	$970,626
	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year

Year ended December 31, 2022 Allowance for Doubtful Accounts	$213,785	$360,000	$-	$573,785
Year ended December 31, 2021 Allowance for Doubtful Accounts	$1,733,785	$200,000	$(1,720,000)	$213,785

Notes Receivable [Member]
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,	December 31,
	2022	2021

Note receivable	$195,000	$295,000
Repayment of note	(9,000)	-
Allowance for doubtful account	(186,000)	(100,000)
Note receivable, net of allowance	-	195,000
Current portion, net of allowance	$-	$82,000
Noncurrent portion, net of allowance	$-	$113,000